STOCKHOLDERS' EQUITY (Details) - Stock option activity - USD ($)			6 Months Ended	12 Months Ended
	Jan. 01, 2015	Jan. 01, 2013	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock option activity [Abstract]
Outstanding at January 1, 2015	441,064		565,939	441,055	441,055	277,552	189,211
Outstanding at January 1, 2015	$ 8.44		$ 8.09	$ 8.435	$ 8.435	$ 9.570	$ 12.540
Outstanding at January 1, 2015	4 years 73 days	9 years 127 days	4 years 328 days	8 years 255 days	4 years 73 days
Outstanding at January 1, 2015	$ 858,766		$ 118,486	$ 858,766	$ 858,766	$ 259,558
Granted			126,500		246,255	113,171
Granted			$ 6.88		$ 6.500	$ 11.585
Granted			10 years		10 years	10 years
Canceled/expired			(1,625)
Canceled/expired			$ 5.73
Outstanding at June 30, 2015	441,064		565,939	441,055	441,055	277,552	189,211
Outstanding at June 30, 2015	$ 8.44		$ 8.09	$ 8.435	$ 8.435	$ 9.570	$ 12.540
Outstanding at June 30, 2015	4 years 73 days	9 years 127 days	4 years 328 days	8 years 255 days	4 years 73 days
Outstanding at June 30, 2015	$ 858,766		$ 118,486	$ 858,766	$ 858,766	$ 259,558
Exercisable at June 30, 2015			344,683	227,263	227,263
Exercisable at June 30, 2015			$ 8.05	$ 8.110	$ 8.110
Exercisable at June 30, 2015			3 years 255 days		4 years 109 days
Exercisable at June 30, 2015			$ 110,570	$ 573,899	$ 573,899